Finance Expense (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about finance expense [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Recoverable cash advances, Accretion of interest	882	772	575
Interest and bank charges	296	151	33
Interest on lease liabilities	90	47	17
Exchange differences	448	20	115
Other	356	—	—
Total Financial expense	2,072	990	740